Contingent Consideration - Schedule of Commercialization Payments (Parentheticals) (Details) - Upon total worldwide Net Sales of all Licensed Products exceeding [Member]	12 Months Ended
Jun. 30, 2026 USD ($)
Contingent Consideration - Schedule of Commercialization Payments (Parentheticals) (Details) [Line Items]
Net sales of all licensed products exceeding value	$ 250,000,000
Net sales of all licensed products exceeding value	500,000,000
Net sales of all licensed products exceeding value	$ 1,000,000,000